Restructuring Charges - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Restructuring and Impairment Costs [Line Items]
Term of restructuring activities	1 year
Restructuring costs	¥ 36,527	¥ 90,689	¥ 75,570
Impairment of long-lived assets	92,544	18,926
PC business
Restructuring and Impairment Costs [Line Items]
Restructuring costs		19,635	40,850
Impairment of long-lived assets			12,817
Expenses to compensate suppliers | PC business
Restructuring and Impairment Costs [Line Items]
Restructuring costs			8,019
Other associated costs
Restructuring and Impairment Costs [Line Items]
Restructuring costs	7,298	20,259	14,759
Other associated costs | PC business
Restructuring and Impairment Costs [Line Items]
Restructuring costs		8,278	¥ 12,819
Headcount Reduction
Restructuring and Impairment Costs [Line Items]
Restructuring costs	¥ 7,112	22,345
Headcount Reduction | Disc manufacturing business
Restructuring and Impairment Costs [Line Items]
Restructuring costs		¥ 6,923